CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common stock	Common stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained earnings (accum. deficit)	Retained earnings (accum. deficit) Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained earnings (accum. deficit) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury stock	Treasury stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Non- controlling interest	Non- controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance, Shares at Dec. 31, 2017				135,244,379
Beginning balance at Dec. 31, 2017	$ 1,631,919			$ 1,352		$ 1,655,114		$ (32,777)			$ 0		$ 4,311			$ 3,919
Increase (Decrease) in Stockholders' Equity
Net (loss) income	59,621							58,300								1,321
Other comprehensive income (loss)	(43,344)												(43,415)			71
Repurchases of common shares, Shares											(166,224)
Repurchases of common shares	(2,920)										$ (2,920)
Distributions to noncontrolling interests	(726)															(726)
Stock compensation expense	19,464					19,464
Shares issued under equity incentive plan, net of forfeitures, shares				513,890
Shares issued under equity incentive plan, net of forfeitures	131			$ 6		125
Ending balance, Shares at Dec. 31, 2018				135,758,269							(166,224)
Ending balance at Dec. 31, 2018	1,664,145	$ (175)	$ 1,663,970	$ 1,358	$ 1,358	1,674,703	$ 1,674,703	25,523	$ (2,049)	$ 23,474	$ (2,920)	$ (2,920)	(39,104)	$ 1,874	$ (37,230)	4,585	$ 4,585
Increase (Decrease) in Stockholders' Equity
Net (loss) income	80,310							79,539								771
Other comprehensive income (loss)	22,654												21,882			772
Repurchases of common shares, Shares											(230,197)
Repurchases of common shares	(3,563)										$ (3,563)
Distributions to noncontrolling interests	(260)															(260)
Stock compensation expense	18,225					18,225
Shares issued under equity incentive plan, net of forfeitures, shares				1,103,113
Shares issued under equity incentive plan, net of forfeitures	3,982			$ 11		3,971
Ending balance, Shares at Dec. 31, 2019				136,861,382							(396,421)
Ending balance at Dec. 31, 2019	1,785,318			$ 1,369		1,696,899		103,013			$ (6,483)		(15,348)			5,868
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(281,704)							(278,771)								(2,933)
Other comprehensive income (loss)	$ (15,415)												(14,492)			(923)
Repurchases of common shares, Shares	211,700										(387,165)
Repurchases of common shares	$ (4,598)										$ (4,598)
Distributions to noncontrolling interests	$ (1,219)															(1,219)
Cash dividend per share	$ 1.80
Dividends, Common Stock	$ (243,749)					(243,749)
Disposal of business	13,835												14,575			(740)
Stock compensation expense	24,366					24,366
Shares issued under equity incentive plan, net of forfeitures, shares				240,761
Shares issued under equity incentive plan, net of forfeitures	345			$ 2		343
Ending balance, Shares at Dec. 31, 2020				137,102,143							(783,586)
Ending balance at Dec. 31, 2020	$ 1,277,179			$ 1,371		$ 1,477,859		$ (175,758)			$ (11,081)		$ (15,265)			$ 53